Derivative Instruments and Hedging Activities - Derivatives by Balance Sheet Location (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Dec. 26, 2021
Derivatives, Fair Value [Line Items]
Derivative Asset	$ 1.9	$ 35.6
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Prepaid expenses and other	Prepaid expenses and other		Prepaid expenses and other	Prepaid expenses and other
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other accrued liabilities	Other accrued liabilities		Other accrued liabilities	Other accrued liabilities
Derivative liabilities, current	$ 0.7	$ 2.8
Derivative liability, noncurrent	$ 0.0
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities
Designated as Hedging Instrument | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	$ 0.0	35.6
Derivative liabilities, current	0.7	0.0
Derivative liability, noncurrent	0.0
Designated as Hedging Instrument | Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	1.9	0.0
Derivative liabilities, current	0.0	2.8
Derivative liability, noncurrent	$ 0.0
Other Current Assets [Member] | Cash Flow Hedging | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Asset		35.6	$ 2.9
Other Current Assets [Member] | Cash Flow Hedging | Designated as Hedging Instrument | Forward exchange contracts
Derivatives, Fair Value [Line Items]
Derivative Asset		0.0	2.9
Other Current Assets [Member] | Cash Flow Hedging | Designated as Hedging Instrument | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset		35.6	0.0
Other Non-current Assets | Cash Flow Hedging | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Asset		0.0	41.1
Other Non-current Assets | Cash Flow Hedging | Designated as Hedging Instrument | Forward exchange contracts
Derivatives, Fair Value [Line Items]
Derivative Asset		0.0	0.0
Other Non-current Assets | Cash Flow Hedging | Designated as Hedging Instrument | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset		0.0	41.1
Other Accrued Liabilities | Cash Flow Hedging | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Liability		2.8	0.1
Other Accrued Liabilities | Cash Flow Hedging | Designated as Hedging Instrument | Forward exchange contracts
Derivatives, Fair Value [Line Items]
Derivative Liability		2.8	0.1
Other Accrued Liabilities | Cash Flow Hedging | Designated as Hedging Instrument | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability		$ 0.0	$ 0.0